Consolidated Income Statement - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Statement [Line Items]
Interest income		SFr 14,193		SFr 13,787		SFr 13,177
Interest expense		(7,665)		(7,373)		(6,445)
Net interest income	[1]	6,528		6,413		6,732
Credit loss (expense) / recovery		(128)		(37)		(117)
Net interest income after credit loss expense		6,400		6,376		6,615
Net fee and commission income		17,186		16,397		17,140
Net trading income	[1]	4,972		4,948		5,742
Other income		509		599		1,107
Total operating income		29,067		28,320	[2]	30,605	[2]
Personnel expenses	[3]	15,889		15,720		15,981
General and administrative expenses	[4]	6,808		7,434		8,107
Depreciation and impairment of property, equipment and software		1,033		985		920
Amortization and impairment of intangible assets	[5]	70		91		107
Total operating expenses	[6]	23,800		24,230		25,116
Operating profit / (loss) before tax		5,268		4,090		5,489
Tax expense / (benefit)		4,139		805		(898)
Net profit / (loss)		1,128		3,286		6,386
Net profit / (loss) attributable to non-controlling interests		76		82		183
Net profit / (loss) attributable to shareholders		SFr 1,053		SFr 3,204		SFr 6,203
Earnings per share (CHF)
Basic		SFr 0.28		SFr 0.86		SFr 1.68
Diluted		SFr 0.27		SFr 0.84		SFr 1.64
UBS AG
Income Statement [Line Items]
Interest income		SFr 14,208		SFr 13,782		SFr 13,178
Interest expense		(7,728)		(7,399)		(6,449)
Net interest income	[1]	6,480		6,383		6,729
Credit loss (expense) / recovery		(128)		(37)		(117)
Net interest income after credit loss expense		6,352		6,346		6,612
Net fee and commission income		17,214		16,447		17,184
Net trading income	[1]	4,974		4,943		5,696
Other income		939		685		1,112
Total operating income		29,479		28,421	[2]	30,605	[2]
Personnel expenses	[7]	14,673	[8]	15,591		15,954
General and administrative expenses	[9]	8,811	[10]	7,690		8,219
Depreciation and impairment of property, equipment and software		928		980		918
Amortization and impairment of intangible assets	[5]	70		91		107
Total operating expenses	[6]	24,481		24,352		25,198
Operating profit / (loss) before tax		4,998		4,069		5,407
Tax expense / (benefit)		4,077		781		(908)
Net profit / (loss)		921		3,288		6,314
Net profit / (loss) attributable to preferred noteholders		72		78		77
Net profit / (loss) attributable to non-controlling interests		4		4		3
Net profit / (loss) attributable to shareholders		SFr 845		SFr 3,207		SFr 6,235

[1]	Net interest and trading income presented for business divisions and Corporate Center units includes allocations from Corporate Center – Group ALM.
[2]	The geographical allocation of Total operating income has been restated to reflect a refinement in the allocation methodology.
[3]
Includes net restructuring expenses of CHF 534 million, CHF 751 million and CHF 460 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[4]
Includes net restructuring expenses of CHF 627 million, CHF 695 million and CHF 761 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[5]	Refer to Note 15 for more information.
[6]	Refer to Note 30 for information on restructuring expenses.
[7]
Includes net restructuring expenses of CHF 362 million, CHF 731 million and CHF 458 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[8]	The decrease in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. Refer to Note 30 for more information.
[9]
Includes net restructuring expenses of CHF 818 million, CHF 700 million and CHF 760 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[10]
The increase in 2017 in shared services costs charged by UBS Group AG or its subsidiaries and the associated decrease in certain direct cost lines were mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. Refer to Note 30 for more information.